Jul. 12, 2024
Capital Group Ultra Short Income ETF

1. The fourth paragraph under the heading “Principal investment strategies” in the Capital Group Ultra Short Income ETF summary section is amended to read as follows:

The fund seeks to maintain an average portfolio duration of one year or less. However, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. In addition, under normal market conditions, the fund seeks to maintain a dollar-weighted average effective maturity of two years or less.